Document and Entity Information Document	Nov. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Nov. 06, 2026
Document Period End Date	Nov. 06, 2026
Amendment Flag	false
Entity Registrant Name	DarkHorse Technologies Inc.
Entity Address, Address Line One	2810 N Church St, Suite 90696
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Country	US
Entity Address, Postal Zip Code	19802
Entity Incorporation, State Country Name	A1
City Area Code	647
Local Phone Number	952 5049
Entity File Number	001-36532
Entity Central Index Key	0001591956
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1220792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ Capital Market [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	DRK
Security Exchange Name	NASDAQ
NASDAQ Capital Market [Member] | Common Shares Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	243 Tresser Blvd, 17th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Country	US
Entity Address, Postal Zip Code	06901